Derivative financial instruments	12 Months Ended
Dec. 31, 2017
Disclosure Of Embedded derivatives [Line Items]
Disclosure of derivative financial instruments [text block]
31.	Derivative financial instruments

Hedge derivative financial instruments -
(a)
The volatility of copper prices during the last years has caused the Management of the subsidiary El Brocal to enter into future contracts which are recorded under cash flow accounting, see note 2.4(v). These contracts managed during 2017 are intended to reduce the volatility of the cash flows attributable to the fluctuations in the cooper price, from January to December 2018, in accordance with existing copper concentrate sales commitments, which are related to 50 percent of the annual production of copper according to the risk strategy approved by the Board of Directors of this subsidiary.

The counterpart fair value as of December 31, 2017, net of deferred income tax, amounts to a liability balance of US$19,602,000 (US$2,723,000 as of December 31, 2016), and it is shown in the caption "Other reserves of equity".

The table below presents the composition of open transactions included in the hedge derivative financial instruments as of December 31, 2017:

		Quotations
Period of settlement	MT	Fixed	Futures	Fair value
				US$(000)
January 2018	3,000	5,972 – 6,050	7,275	(3,788)
February 2018	3,000	5,972 – 6,050	7,260	(3,736)
March 2018	3,000	5,972 – 6,050	7,247	(3,693)
April 2018	3,000	5,805 – 6,050	7,259	(3,973)
May 2018	3,000	5,900 – 6,300	7,269	(3,484)
June 2018	3,000	5,900 – 6,325	7,277	(3,468)
July 2018	3,000	5,960 - 6,350	7,285	(3,359)
August 2018	3,000	6,520	7,290	(2,288)
September 2018	3,000	7,100	7,296	(580)
October 2018	3,000	7,200	7,300	(296)
November 2018	3,000	7,300	7,305	(13)
December 2018	3,000	7,300	7,309	(27)

	36,000			(28,705)

The table below presents the composition of open transactions included in the hedge derivative financial instruments as of December 31, 2016:

		Quotations
Period of settlement	MT	Fixed	Futures	Fair value
				US$(000)
January 2017	2,542	4,917	5,526	(1,548)
February 2017	2,270	5,001	5,530	(1,199)
March 2017	1,795	4,860	5,535	(1,208)
April 2017	500	5,720	5,536	92
	7,107			(3,863)

(b)	Embedded derivative of commercial contracts -
The Group’s sales of concentrates are based on commercial contracts, under which a provisional sales value is determined based on future quotations (forward). The adjustment to sales is considered an embedded derivative, which is required to be separated from the host contract. Commercial contracts are linked to market prices (London Metal Exchange) at the dates of the expected settlements of the open positions as of December 31, 2017 and 2016. The embedded derivative does not qualify for hedge accounting; therefore, changes in the fair value are recorded as an adjustment to net sales.

Embedded derivatives held by the Group as of December 31, 2017 are:

			Quotations
Metal	Quantity	Period of quotations	Provisional	Future	Fair value
		2018	US$	US$	US$(000)

Copper	24,846 DMT	January – March	6,645.36 – 6,841.95	7,112.50 – 7,275.00	2,508
Gold	64,898 DMT	January – March	1,256.45 – 1,317.67	1,258.00 – 1,317.10	1,066
Silver	326,095 Oz	January – April	16.02 – 18.00	16.07 – 17.21	1,815
Lead	22,735 DMT	January – April	2,333.23 – 3,110.69	2,488 – 2,579.75	229
Zinc	54,603 DMT	January – April	3,103.72 – 3,275.47	3,226.50 – 3,343.50	1,806

Total asset, net					7,424

Embedded derivatives held by the Group as of December 31, 2016 are:

			Quotations
Metal	Quantity	Period of quotations	Provisional	Future	Fair value
		2017	US$	US$	US$(000)

Copper	29,121 DMT	January - April	2,985.28 – 5,824.00	5,535.76 – 5,642.25	397
Gold	15,370 DMT	January – February	1,139.75 – 1,145.90	1,151.00 – 1,179.40	481
Silver	17,124 Oz	January - April	16.32 – 19.35	16.42 – 16.66	(1,825)
Lead	23,636 DMT	January - April	1,871.58 – 2,380.60	2,017.00 – 2,080.00	(801)
Zinc	29,407 DMT	January – March	2,291.08 – 2,732.10	2,578.00 – 2,612.50	(172)
Other	15,082 Oz				396

Total liability, net					(1,524)

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Embedded derivatives [Line Items]
Disclosure of derivative financial instruments [text block]
22.	Embedded derivatives
As discussed in Note 2(d), the Company’s sales create exposure to changes in the market prices of copper and molybdenum which are considered embedded derivatives. As of December 31, 2017 and 2016, information about the Company’s embedded derivatives is as follows:

			As of December 31, 2017
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value provision
	(000)		US$	US$	US$(000)

Copper Concentrate	252,830	January 2018 to May 2018	Between 2.903 and 3.166	Between 3.274 and 3.297	62,870
Copper Cathode	2,756	January 2018	Between 2.970 and 3.246	3.274	179
Molybdenum	3,340	January 2018 to February 2018	Between 7.229 and 7.231	8.950	5,687
					68,736

			As of December 31, 2016
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value provision
	(000)		US$	US$	US$(000)

Copper Concentrate	344,787	January 2017 to May 2017	Between 2.091 and 2.656	Between 2.507 and 2.512	68,130
Copper Cathode	7,936	January 2017	Between 2.488 and 2.678	2.507	(1,000)
Molybdenum	3,455	January 2017 to February 2017	Between 5.431 and 5.484	5.542	319
					67,449